Summary of Significant Accounting Policies - Schedule of Derivative Liabilities Measured at Fair Value (Details) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Accounting Policies [Abstract]
Balance at beginning of year	$ 726,871	$ 1,333,021	$ 986,700
Change in derivative liabilities	(46,864)	(1,212,300)	607,058
Net change in fair value included in net loss	23,432	606,150	(260,737)
Ending balance	$ 703,439	$ 726,871	$ 1,333,021